SCHEDULE OF PLANT AND EQUIPMENT NET (Details) (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Depreciation	$ 31,354	$ 41,217	$ 50,780
Asset impairment charges	283	842	$ 6,054
Carrying value amount	565,359	610,309
FAW Jilin [Member]
Carrying value amount	$ 58,584	$ 76,536